Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended September 30, 2024	Three months ended September 30, 2023	Nine months ended September 30, 2024	Nine months ended September 30, 2023
Consulting fees	$101,100	51,250	261,933	153,750
Salaries	67,353	159,874	445,009	476,126
Share-based compensation	30,764	124,994	(1,819)	247,348
	$199,217	336,118	705,123	877,224

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2023	December 31, 2022
Consulting fees	$230,000	$215,078
Salaries	633,957	403,180
Share-based compensation	357,349	129,980
	$1,221,306	$748,238

Related Party [Member]
Related Party Transactions [Line Items]
Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense

Details of the fair value granted to each related party in the current and prior periods, and the related expense recorded for the nine months ended September 30, 2024, and 2023 is as follow:

	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Fair value of stock options granted
Braeden Lichti, Chairman	$1,894	$5,398	$50,995
Graydon Bensler, CEO, CFO and Director	1,897	5,398	50,995
Jordan Plews, Director and CEO of Skincare and BioSciences	1,897	5,398	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	(4,291)	5,398	50,995
Jeffrey Parry, Director	18,564	21,177	107,669
Crystal Muilenburg, Former Director[1]	(41,668)	46,725	210,245
Julie Daley, Director	69,111	56,022	210,245
George Kovalyov, Director	18,144	-	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	-	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	-	121,243
	$(1,819)	$145,516	$1,049,898

[1]	354,990 options of related parties were forfeited in the nine months ended September 30, 2024.

Details of the fair value granted to each individual and the related expense recorded for the year ended December 31, 2023 is as follow:

	December 31, 2023	December 31, 2022	Fair value of stock options granted
Braeden Lichti, Former Chairman and President	$6,563	$14,181	$50,995
Graydon Bensler, CFO and Director	6,563	14,181	50,995
Jordan Plews, CEO and Director	6,563	14,181	50,995
Tim Sayed, Chief Medical Officer	6,563	14,181	50,995
Jeffrey Parry, Director	29,855	-	107,669
Julie Daley, Director	98,613	-	210,245
Crystal Muilenburg, Director	82,252	-	210,245
Brenda Buechler, Chief Marketing Officer	62,705	-	143,671
Christoph Kraneiss, Chief Commercial Officer	57,672	-	121,243
	$357,349	$56,724	$997,053